Related Party Balances and Transactions (Details) - USD ($)							12 Months Ended
	Mar. 30, 2026	May 30, 2025	Mar. 30, 2025	Sep. 24, 2024	Feb. 14, 2024	Jan. 09, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Balances and Transactions [Line Items]
Transferred amount										$ 4,295,120
Reverse stock splits (in Shares)	13,200	1,635	1,635	1,635
Unsecured loan							$ 0.03
Mr. Jianying Lin [Member]
Related Party Balances and Transactions [Line Items]
Due from related parties								$ 150,876
Mr. Lin [Member]
Related Party Balances and Transactions [Line Items]
Transferred amount							224,839
Temporary lending amount							73,963
Collected amount							154,562
Mr. Wenshan Xie [Member]
Related Party Balances and Transactions [Line Items]
Collected amount									$ 4,295,120
Payable balance							2,346,329	2,409,951
Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Working capital							333,891	720,835	1,509,350
Repaid amount							408,873	128,186	141,055
Fair value compensation							213,520
Ms. Zhaodi Zeng [Member]
Related Party Balances and Transactions [Line Items]
Payable balance							93,090	90,000
Fuzhou Jiajiale Household Services Co., Ltd [Member]
Related Party Balances and Transactions [Line Items]
Balance receivable							2,248,910
Transferred amount							2,146,568
Putian Youyou Housekeeping Co., Ltd [Member]
Related Party Balances and Transactions [Line Items]
Balance receivable							2,219,971
Transferred amount							2,146,568
Payable balance							16,276
Working capital							15,864
Ms. Zeng [Member]
Related Party Balances and Transactions [Line Items]
Working capital							3,012		$ 90,000
Mr. Guihui Lin [Member]
Related Party Balances and Transactions [Line Items]
Payable balance							25,113
Working capital							24,477
Ms. Chunming Xie [Member]
Related Party Balances and Transactions [Line Items]
Payable balance							3,524
Working capital							$ 3,435
Share Incentive Plan [Member] | Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)						340,000
Reverse stock splits (in Shares)	5	5		5	5